UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23434

____________________________________________________

RIVERNORTH MANAGED DURATION MUNICIPAL INCOME FUND, INC.

____________________________________________________

(Exact name of registrant as specified in charter)

360 South Rosemary Ave., Suite 1420, West Palm Beach, Florida 33401

____________________________________________________

(Address of principal executive offices) (Zip code)

Marc L. Collins

360 South Rosemary Ave., Suite 1420

West Palm Beach, FL 33401

____________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 832-1440

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021 - June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44U.S.C. § 3507.

Item 1	Proxy Voting Record

See below

Investment Company Report

EATON VANCE INSD. MUN BD FD
Security	27827X101		Meeting Type		Annual
Ticker Symbol	EIM		Meeting Date		15-Jul-2021
ISIN	US27827X1019		Agenda		935446989 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	DIRECTOR	Management	Split	Split
1	Mark R. Fetting		Split	Split
2	Valerie A. Mosley		Split	Split
3	William H. Park		Split	Split
4	Keith Quinton		Split	Split
EATON VANCE INSURED CA MUNI BD FD
Security	27828A100		Meeting Type		Annual
Ticker Symbol	EVM		Meeting Date		15-Jul-2021
ISIN	US27828A1007		Agenda		935446989 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	DIRECTOR	Management	Split	Split
1	Mark R. Fetting		Split	Split
2	Valerie A. Mosley		Split	Split
3	William H. Park		Split	Split
4	Keith Quinton		Split	Split
BLACKROCK INSURED MUNICIPAL INCOME TRUST
Security	092479104		Meeting Type		Annual
Ticker Symbol	BYM		Meeting Date		29-Jul-2021
ISIN	US0924791041		Agenda		935460181 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	J. Phillip Holloman		Split	Split
2	Catherine A. Lynch		Split	Split
3	Karen P. Robards		Split	Split
BLACKROCK MUNIYIELD NY INSURED FUND
Security	09255E102		Meeting Type		Annual
Ticker Symbol	MYN		Meeting Date		29-Jul-2021
ISIN	US09255E1029		Agenda		935463062 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Michael J. Castellano		Split	Split
2	Richard E. Cavanagh		Split	Split
3	Cynthia L. Egan		Split	Split
4	Robert Fairbairn		Split	Split
5	Stayce Harris		Split	Split
6	J. Phillip Holloman		Split	Split
7	R. Glenn Hubbard		Split	Split
8	Catherine A. Lynch		Split	Split
9	John M. Perlowski		Split	Split
10	Karen P. Robards		Split	Split
BLACKROCK MUNIHOLDINGS FUND, INC
Security	09253N104		Meeting Type		Annual
Ticker Symbol	MHD		Meeting Date		29-Jul-2021
ISIN	US09253N1046		Agenda		935463062 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Michael J. Castellano		Split	Split
2	Richard E. Cavanagh		Split	Split
3	Cynthia L. Egan		Split	Split
4	Robert Fairbairn		Split	Split
5	Stayce Harris		Split	Split
6	J. Phillip Holloman		Split	Split
7	R. Glenn Hubbard		Split	Split
8	Catherine A. Lynch		Split	Split
9	John M. Perlowski		Split	Split
10	Karen P. Robards		Split	Split
BLACKROCK MUNIYIELD INSURED FUND
Security	09254E103		Meeting Type		Annual
Ticker Symbol	MYI		Meeting Date		29-Jul-2021
ISIN	US09254E1038		Agenda		935463062 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Michael J. Castellano		Split	Split
2	Richard E. Cavanagh		Split	Split
3	Cynthia L. Egan		Split	Split
4	Robert Fairbairn		Split	Split
5	Stayce Harris		Split	Split
6	J. Phillip Holloman		Split	Split
7	R. Glenn Hubbard		Split	Split
8	Catherine A. Lynch		Split	Split
9	John M. Perlowski		Split	Split
10	Karen P. Robards		Split	Split
BLACKROCK MUNIHOLDINGS INSD FD II INC
Security	09254C107		Meeting Type		Annual
Ticker Symbol	MUE		Meeting Date		29-Jul-2021
ISIN	US09254C1071		Agenda		935463062 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Michael J. Castellano		Split	Split
2	Richard E. Cavanagh		Split	Split
3	Cynthia L. Egan		Split	Split
4	Robert Fairbairn		Split	Split
5	Stayce Harris		Split	Split
6	J. Phillip Holloman		Split	Split
7	R. Glenn Hubbard		Split	Split
8	Catherine A. Lynch		Split	Split
9	John M. Perlowski		Split	Split
10	Karen P. Robards		Split	Split
BLACKROCK MUNIHOLDINGS NY INSD FD INC
Security	09255C106		Meeting Type		Annual
Ticker Symbol	MHN		Meeting Date		29-Jul-2021
ISIN	US09255C1062		Agenda		935463062 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Michael J. Castellano		Split	Split
2	Richard E. Cavanagh		Split	Split
3	Cynthia L. Egan		Split	Split
4	Robert Fairbairn		Split	Split
5	Stayce Harris		Split	Split
6	J. Phillip Holloman		Split	Split
7	R. Glenn Hubbard		Split	Split
8	Catherine A. Lynch		Split	Split
9	John M. Perlowski		Split	Split
10	Karen P. Robards		Split	Split
BLACKROCK MUNIYIELD QUALITY FUND II
Security	09254G108		Meeting Type		Annual
Ticker Symbol	MQT		Meeting Date		29-Jul-2021
ISIN	US09254G1085		Agenda		935463062 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Michael J. Castellano		Split	Split
2	Richard E. Cavanagh		Split	Split
3	Cynthia L. Egan		Split	Split
4	Robert Fairbairn		Split	Split
5	Stayce Harris		Split	Split
6	J. Phillip Holloman		Split	Split
7	R. Glenn Hubbard		Split	Split
8	Catherine A. Lynch		Split	Split
9	John M. Perlowski		Split	Split
10	Karen P. Robards		Split	Split
NUVEEN QUALITY MUNICIPAL INCOME FUND
Security	67066V101		Meeting Type		Annual
Ticker Symbol	NAD		Meeting Date		04-Aug-2021
ISIN	US67066V1017		Agenda		935470120 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1C.	DIRECTOR	Management	Split	Split
1	Jack B. Evans		Split	Split
2	Joanne T. Medero		Split	Split
3	Matthew Thornton III		Split	Split
NUVEEN NEW YORK QUALITY MUNICIPAL INC FD
Security	67066X107		Meeting Type		Annual
Ticker Symbol	NAN		Meeting Date		04-Aug-2021
ISIN	US67066X1072		Agenda		935470120 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1C.	DIRECTOR	Management	Split	Split
1	Jack B. Evans		Split	Split
2	Joanne T. Medero		Split	Split
3	Matthew Thornton III		Split	Split
NUVEEN AMT FREE QUALITY MUNI INC FD
Security	670657105		Meeting Type		Annual
Ticker Symbol	NEA		Meeting Date		04-Aug-2021
ISIN	US6706571055		Agenda		935470120 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1C.	DIRECTOR	Management	Split	Split
1	Jack B. Evans		Split	Split
2	Joanne T. Medero		Split	Split
3	Matthew Thornton III		Split	Split
NUVEEN NY AMT-FREE QUALITY MUNI INC FD
Security	670656107		Meeting Type		Annual
Ticker Symbol	NRK		Meeting Date		04-Aug-2021
ISIN	US6706561072		Agenda		935470120 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1C.	DIRECTOR	Management	Split	Split
1	Jack B. Evans		Split	Split
2	Joanne T. Medero		Split	Split
3	Matthew Thornton III		Split	Split
PIONEER MUNICIPAL HIGH INCOME TRUST
Security	723763108		Meeting Type		Annual
Ticker Symbol	MHI		Meeting Date		15-Sep-2021
ISIN	US7237631087		Agenda		935481818 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Craig C. MacKay		Split	Split
2	Thomas J. Perna		Split	Split
3	Fred J. Ricciardi		Split	Split
NUVEEN PENNSYLVANIA QLTY MUNI INC FD INC
Security	670972108		Meeting Type		Annual
Ticker Symbol	NQP		Meeting Date		17-Nov-2021
ISIN	US6709721087		Agenda		935507852 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	DIRECTOR	Management	Split	Split
1	Jack B. Evans		Split	Split
2	Joanne T. Medero		Split	Split
3	Matthew Thornton III		Split	Split
NUVEEN OHIO QUALITY MUNICIPAL INCOME FD
Security	670980101		Meeting Type		Annual
Ticker Symbol	NUO		Meeting Date		17-Nov-2021
ISIN	US6709801012		Agenda		935507852 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	DIRECTOR	Management	Split	Split
1	Jack B. Evans		Split	Split
2	Joanne T. Medero		Split	Split
3	Matthew Thornton III		Split	Split
NUVEEN CALIFORNIA QUALITY MUNI INC FD
Security	67066Y105		Meeting Type		Annual
Ticker Symbol	NAC		Meeting Date		17-Nov-2021
ISIN	US67066Y1055		Agenda		935507852 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	DIRECTOR	Management	Split	Split
1	Jack B. Evans		Split	Split
2	Joanne T. Medero		Split	Split
3	Matthew Thornton III		Split	Split
VAN KAMPEN FUNDS
Security	46131M106		Meeting Type		Annual
Ticker Symbol	VGM		Meeting Date		23-Nov-2021
ISIN	US46131M1062		Agenda		935470714 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Jack M. Fields		Split	Split
2	Martin L. Flanagan		Split	Split
3	Elizabeth Krentzman		Split	Split
4	Robert C. Troccoli		Split	Split
5	James D. Vaughn		Split	Split
MORGAN STANLEY FUND
Security	46133G107		Meeting Type		Annual
Ticker Symbol	IQI		Meeting Date		23-Nov-2021
ISIN	US46133G1076		Agenda		935470714 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Jack M. Fields		Split	Split
2	Martin L. Flanagan		Split	Split
3	Elizabeth Krentzman		Split	Split
4	Robert C. Troccoli		Split	Split
5	James D. Vaughn		Split	Split
VAN KAMPEN FUNDS
Security	46131J103		Meeting Type		Annual
Ticker Symbol	VKQ		Meeting Date		23-Nov-2021
ISIN	US46131J1034		Agenda		935470714 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Jack M. Fields		Split	Split
2	Martin L. Flanagan		Split	Split
3	Elizabeth Krentzman		Split	Split
4	Robert C. Troccoli		Split	Split
5	James D. Vaughn		Split	Split
BLACKROCK MUNIYIELD CALIFORNIA FUND
Security	09254M105		Meeting Type		Special
Ticker Symbol	MYC		Meeting Date		04-Mar-2022
ISIN	US09254M1053		Agenda		935538251 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	The common shareholders and holders of Variable Rate Demand Preferred Shares ("VRDP Shares" and the holders thereof, "VRDP Holders") of MYC are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between MYC and BlackRock MuniHoldings California Quality Fund, Inc. (the "Acquiring Fund" and such Agreement and Plan of Reorganization the "MYC Reorganization Agreement") and the transactions contemplated therein.	Management	Split	Split
BLACKROCK MUNI INTER DURATION FD INC
Security	09253X102		Meeting Type		Special
Ticker Symbol	MUI		Meeting Date		04-Mar-2022
ISIN	US09253X1028		Agenda		935538263 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
2.	The common shareholders and VMTP Holders of the Acquiring Fund are being asked to vote as a single class on a proposal to approve the issuance of additional common shares of the Acquiring Fund in connection with the Reorganization Agreement.	Management	Split	Split
BLACKROCK MUNIHOLDINGS FA INSD FD INC
Security	09254P108		Meeting Type		Special
Ticker Symbol	MFL		Meeting Date		04-Mar-2022
ISIN	US09254P1084		Agenda		935538275 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	The common shareholders and holders of Variable Rate Demand Preferred Shares ("VRDP Shares" and the holders thereof, "VRDP Holders") of MFL are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between MFL and BlackRock Municipal Income Fund, Inc. (the "Acquiring Fund") (the "Reorganization Agreement") and the transactions contemplated therein.	Management	Split	Split
ALLIANCEBERNSTEIN NAT MUNI INCOME FD INC
Security	01864U106		Meeting Type		Annual
Ticker Symbol	AFB		Meeting Date		24-Mar-2022
ISIN	US01864U1060		Agenda		935554166 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.1	Election of Director: Jorge A. Bermudez	Management	Split	Split
1.2	Election of Director: Nancy P. Jacklin	Management	Split	Split
2.	To ratify the appointment of Ernst & Young LLP as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2022.	Management	Split	Split
WESTERN ASSET MUNI PARTNERS FD INC.
Security	95766P108		Meeting Type		Annual
Ticker Symbol	MNP		Meeting Date		08-Apr-2022
ISIN	US95766P1084		Agenda		935557136 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.1	Election of Class III Director to serve until 2025 Annual Meeting: Robert D. Agdern	Management	Split	Split
1.2	Election of Class III Director to serve until 2025 Annual Meeting: William R. Hutchinson	Management	Split	Split
1.3	Election of Class III Director to serve until 2025 Annual Meeting: Eileen A. Kamerick	Management	Split	Split
2.	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending November 30, 2022.	Management	Split	Split
BNY MELLON STRATEGIC MUNICIPALS INC
Security	05588W108		Meeting Type		Annual
Ticker Symbol	LEO		Meeting Date		16-Jun-2022
ISIN	US05588W1080		Agenda		935641426 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Joseph S. DiMartino*		Split	Split
2	Joni Evans*		Split	Split
3	Alan H. Howard**		Split	Split

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Managed Duration Municipal Income Fund, Inc.

/s/ Patrick W. Galley
By: Patrick W. Galley

Title: President and Chairman of the Board

Date: August 29, 2022